Long term debt (Details) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long-term Debt, Current Maturities [Abstract]
Long term debt, current	14,996	25,910
Long-term Debt, Excluding Current Maturities [Abstract]
Long term debt noncurrent	103,299	310,925
Credit facilities
Long-term Debt, Current Maturities [Abstract]
Long term debt, current	0	12,855
Long-term Debt, Excluding Current Maturities [Abstract]
Long term debt noncurrent	0	49,433
Capital lease obligations
Long-term Debt, Current Maturities [Abstract]
Long term debt, current	14,996	13,055
Long-term Debt, Excluding Current Maturities [Abstract]
Long term debt noncurrent	28,299	36,492
Series 1 Debentures
Long-term Debt, Excluding Current Maturities [Abstract]
Long term debt noncurrent	75,000	225,000